Capital management (Tables)	12 Months Ended
Dec. 31, 2022
Capital management
Schedule of total equity and debt

Total equity, debt and total assets
in € THOUS
	2022	2021

Total equity including noncontrolling interests	15,449,179	13,979,037
Debt and lease liabilities	13,212,572	13,320,149
Total assets	35,754,114	34,366,558
Debt and lease liabilities in % of total assets	37.0	38.8
Total equity in % of total assets (equity ratio)	43.2	40.7

Schedule of Company's rating

Rating (1)
	Standard & Poor’s	Moody’s	Fitch

Corporate credit rating	BBB	Baa3	BBB-
Outlook	stable	stable	negative
(1)	A rating is not a recommendation to buy, sell or hold securities of the Company, and may be subject to suspension, change or withdrawal at any time by the assigning rating agency.